SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract assets	$ 204.9	$ 183.6
Contract costs	103.0	102.9
Deferred income tax liability	744.7	724.1	$ 604.2
Deficit	(1,603.8)	(1,113.0)	(1,805.5)
Current contract assets	144.4	132.8	106.6
Current portion of contract costs (included in "Other current assets")	$ 53.4	55.9	49.4
Increase (decrease) due to application of IFRS 15
Contract assets		183.6	155.8
Contract costs		92.5	85.4
Deferred income tax liability		73.2	63.9
Deficit		$ (202.9)	$ (177.3)